Expense Example - Opportunistic Municipal Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years
USD ($)	461	660	874	1,491	61	212	375	850